Related Parties - Schedule of Transactions with Related Metallurgical Plants (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Costs and expenses
Cost of goods for resale, production and operating expenses	$ 588,755	$ 842,253	$ 1,528,053
Transportation expenses	24,609	31,693	27,573
Other expenses		189	128
Provision for amounts due from related metallurgical plants	517,724	919,113
Total expenses	1,131,088	1,793,248	1,555,754
Steel segment products sales	99,580	339,840	314,297
Ferroalloy segment products sales	4,245	7,098	14,142
Mining segment products sales	1,956	3,981	4,315
Other revenues	63,175	63,039	64,295
Total revenues	$ 168,956	$ 413,958	$ 397,049